INCOME TAXES - Summary of provision for income taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended										6 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Current:
Federal											$ (435)	$ 505	$ 321	$ 1,536
Current expense											(435)	505	321	1,536
Deferred income tax expense (benefit)											972	(11)	961	(1,748)
Income tax expense (benefit) per statements of income, amount	$ 186	$ 351	$ 700	$ 88	$ 273	$ 221	$ (115)	$ 227	$ (740)	$ 416	$ 537	$ 494	$ 1,282	$ (212)